BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Details 3) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks	[1]	$ 7,958,450	$ 13,288,909
Financing with correspondent banks [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 7,341,713	$ 12,129,817
Financing with correspondent banks [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		5.66%	9.71%
Financing with correspondent banks [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		1.48%	0.88%
Corporacion Andina de Fomento CAF [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 311,730	$ 745,086
Corporacion Andina de Fomento CAF [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		3.84%	4.04%
Corporacion Andina de Fomento CAF [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		1.85%	2.67%
Banco Latinoamericano de Comercio Exterior Bladex [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 269,946	$ 278,392
Banco Latinoamericano de Comercio Exterior Bladex [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		4.10%	3.83%
Banco Latinoamericano de Comercio Exterior Bladex [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		1.90%	1.24%
Banco Interamericano de Desarrollo BID [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 35,061	$ 135,614
Banco Interamericano de Desarrollo BID [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		3.96%	3.96%
Banco Interamericano de Desarrollo BID [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate		3.96%	1.54%

[1]	The Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 243.2 million as of December 31, 2017 and USD 251.5 million as of December 31, 2016, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding. The Bank will reclassify the liability to equity if the put expires unexercised. For further information see Note 8.3. Acquisition of Grupo Agromercantil Holding (GAH).